Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

October 10, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Tidal Trust III (the “Trust”)

To the Commission:

Transmitted herewith via EDGAR on behalf of the Trust, please find the Trust’s Registration Statement on Form N-14 relating to the reorganization of The BeeHive Fund, a series of Forum Funds, into The BeeHive ETF, a series of the Trust.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions concerning this filing, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Very truly yours,

/s/ John Hadermayer
John Hadermayer
SVP Legal Services
Tidal Investments LLC